Line Of Credit	9 Months Ended
Sep. 30, 2019
Line Of Credit [Abstract]
Line Of Credit

4.    Line of Credit

We have an amended and restated revolving secured credit facility (the “Loan Facility”) with Pacific West Bank (previously known as Capital Source Business Finance Group). The current term of the Loan Facility expires on December 27, 2019, unless renewed.

Under this Loan Facility, we may periodically request advances equal to the lesser of: (a) $3.2 million, or (b) the borrowing base which is, in the following priority, the sum of: (i) 85% of eligible U.S. accounts receivable, plus (ii) 50% of eligible Canadian accounts receivable not to exceed $300,000 (subject to any reserve amount established by Pacific West Bank), plus (iii) 35% of finished goods inventory not to exceed $475,000, or 50% of eligible accounts receivable collateral.  As of September 30, 2019, our accounts receivable and inventory eligible borrowing base was approximately $1.9 million before adjustments, of which we had drawn down $0.

Advances under the Loan Facility bear interest at the prime rate plus 0.75%, where prime may not be less than 0% (resulting in an interest rate of 5.75% as of September 30, 2019), and a loan fee of 0.10% on the daily loan balance is payable monthly. The Loan Facility provides for a minimum cumulative amount of interest of $30,000 per year to be paid to Pacific West Bank, regardless of whether or not we draw on the Loan Facility.

Pacific West Bank has the right to terminate the Loan Facility at any time upon 120 days’ prior written notice. All present and future obligations of our Subsidiaries under the Loan Facility are guaranteed by us and are secured by a first priority security interest in all of our assets. The Loan Facility contains customary representations and warranties as well as affirmative and negative covenants. As of September 30, 2019, we were in compliance with all covenants under the Loan Facility. During 2019, the draws on the Loan Facility were used to fulfill working capital needs. We will continue to utilize the Loan Facility, as needed, for working capital needs in the future.